                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2004

Check here if Amendment  [  ]                  Amendment No.:    _______
      This Amendment (Check only one):         [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Boyar Asset Management Inc.
Address:          35 East 21st Street
                  New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
Title:   President
Phone:   212-995-8300

Signature, place and date of signing:

/s/  Mark A. Boyar         New York, New York                 January 12, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:              $365,463 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           BOYAR ASSET MANAGEMENT INC.

               Form 13F Table for Quarter Ended December 31, 2004

                               TITLE                             SHARES OR                                          VOTING AUTHORITY
                                OR          CUSIP     VALUE      PRINCIPAL   SH/PUT/    INVESTMENT   OTHER
NAME OF ISSUER                 CLASS       NUMBER    (X$1000)     AMOUNT    PRIN CALL   DISCRETION     MGR    SOLE     SHARED   NONE
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ALLTEL CORP COM               COMMON      20039103     9,329      158,765       SH         SOLE              158,765      0        0
AMERICAN EXPRESS CO           COMMON      25816109     1,564       27,739       SH         SOLE               27,739      0        0
AMERICAN INTL GROUP I         COMMON      26874107     1,899       28,913       SH         SOLE               28,913      0        0
ARBITRON INC COM              COMMON     03875Q108     3,957      101,000       SH         SOLE              101,000      0        0
AUTOMATIC DATA PROCES         COMMON      53015103     5,012      113,000       SH         SOLE              113,000      0        0
AVIALL INC NEW COM            COMMON     05366B102     4,852      211,250       SH         SOLE              211,250      0        0
BANK NEW YORK INC COM         COMMON      64057102     9,281      277,700       SH         SOLE              277,700      0        0
BANK OF AMER CORP COM         COMMON      60505104     1,579       33,600       SH         SOLE               33,600      0        0
BP AMOCO P L C ADR SP         COMMON      55622104     1,168       20,000       SH         SOLE               20,000      0        0
BRISTOL MYERS SQUIBB          COMMON     110122108     7,306      285,150       SH         SOLE              285,150      0        0
CABLEVISION SYS CORP          COMMON     12686C109    10,795      433,537       SH         SOLE              433,537      0        0
CARNIVAL PAIRED CERTI         COMMON     143658300     8,074      140,100       SH         SOLE              140,100      0        0
CENDANT CORP COM              COMMON     151313103     8,676      371,100       SH         SOLE              371,100      0        0
CEVA INC                      COMMON     157210105       272       29,847       SH         SOLE               29,847      0        0
CINERGY CORP COM              COMMON     172474108       833       20,000       SH         SOLE               20,000      0        0
CINTAS CORP COM               COMMON     172908105       877       20,000       SH         SOLE               20,000      0        0
CITIGROUP INC.                COMMON     172967101    15,264      316,819       SH         SOLE              316,819      0        0
COCA COLA CO                  COMMON     191216100     3,546       85,147       SH         SOLE               85,147      0        0
COMCAST CORP CL A SPL         COMMON     20030N200    14,062      428,200       SH         SOLE              428,200      0        0
CROSS A T CO CL A             COMMON     227478104       236       47,600       SH         SOLE               47,600      0        0
CSX CORP COM                  COMMON     126408103       802       20,000       SH         SOLE               20,000      0        0
CVS CORP COM                  COMMON     126650100     4,845      107,500       SH         SOLE              107,500      0        0
DIEBOLD INC COM               COMMON     253651103     6,643      119,200       SH         SOLE              119,200      0        0
DISNEY WALT PRODTNS           COMMON     254687106    13,042      469,123       SH         SOLE              469,123      0        0
DONNELLEY R R & SONS          COMMON     257867101     1,059       30,000       SH         SOLE               30,000      0        0
DOW JONES & CO INC CO         COMMON     260561105     5,602      130,100       SH         SOLE              130,100      0        0
DSP GROUP INC COM             COMMON     23332B106     2,294      102,750       SH         SOLE              102,750      0        0
EMERSON ELEC CO COM           COMMON     291011104     1,402       20,000       SH         SOLE               20,000      0        0
ETHAN ALLEN INTERIORS         COMMON     297602104     1,953       48,800       SH         SOLE               48,800      0        0
FIRST DATA CORP COM           COMMON     319963104       851       20,000       SH         SOLE               20,000      0        0
FIRST FINL BANCORP CO         COMMON     320209109       875       50,000       SH         SOLE               50,000      0        0
GENERAL ELEC CO COM           COMMON     369604103    10,297      282,120       SH         SOLE              282,120      0        0
HANOVER DIRECT INC            COMMON     410783302        51       35,757       SH         SOLE               35,757      0        0
HEINZ H J CO COM              COMMON     423074103     6,987      179,200       SH         SOLE              179,200      0        0
HILTON HOTEL CORP             COMMON     432848109    10,701      470,600       SH         SOLE              470,600      0        0
HOME DEPOT INC COM            COMMON     437076102     1,292       30,225       SH         SOLE               30,225      0        0
HUDSON UTD BANCORP CO         COMMON     444165104     3,985      101,202       SH         SOLE              101,202      0        0
IHOP CORP NEW COM             COMMON     449623107     5,766      137,650       SH         SOLE              137,650      0        0
IMS HEALTH INC COM            COMMON     449934108       843       36,300       SH         SOLE               36,300      0        0
INTERNATIONAL BUSINES         COMMON     459200101       235        2,383       SH         SOLE                2,383      0        0
J.P. MORGAN CHASE & C         COMMON     46625H100    16,233      416,126       SH         SOLE              416,126      0        0
JOHNSON CTLS INC COM          COMMON     478366107       253       39,990       SH         SOLE               39,990      0        0
JOHNSON & JOHNSON COM         COMMON     478160104     1,311       20,675       SH         SOLE               20,675      0        0
KINDER MORGAN EGY PTN         COMMON     494550106     1,082       24,400       SH         SOLE               24,400      0        0
LEHMAN BROS HLDGS INC         COMMON     524908100     5,548       63,416       SH         SOLE               63,416      0        0
LIBERTY MEDIA CORP NE         COMMON     530718105       114       10,347       SH         SOLE               10,347      0        0
LILLY ELI & CO COM            COMMON     532457108       568       10,000       SH         SOLE               10,000      0        0
LIMITED INC                   COMMON     532716107     8,421      365,800       SH         SOLE              365,800      0        0
LOEWS CORP COM                COMMON     540424108     2,380       33,850       SH         SOLE               33,850      0        0
MANOR CARE INC NEW CO         COMMON     564055101     1,063       30,000       SH         SOLE               30,000      0        0
MBNA CORP COM                 COMMON     55262L100     1,128       40,000       SH         SOLE               40,000      0        0
MCDONALDS CORP COM            COMMON     580135101    12,010      374,600       SH         SOLE              374,600      0        0
MELLON FINL CORP              COMMON     58551A108     3,058       98,300       SH         SOLE               98,300      0        0
MEREDITH CORP                 COMMON     589433101     2,862       52,800       SH         SOLE               52,800      0        0
MERRILL LYNCH & CO. I         COMMON     590188108    12,402      207,500       SH         SOLE              207,500      0        0
MGIC INVT CORP WIS CO         COMMON     552848103     1,378       20,000       SH         SOLE               20,000      0        0
MGM GRAND INC COM             COMMON     552953101     8,387      115,300       SH         SOLE              115,300      0        0
MIDAS GROUP INC COM           COMMON     595626102     4,046      202,309       SH         SOLE              202,309      0        0
NBTY INC COM                  COMMON     628782104     1,253       52,200       SH         SOLE               52,200      0        0
NEIMAN MARCUS A               COMMON     640204202     1,102       15,400       SH         SOLE               15,400      0        0
ORIENT-EXPRESS HOTELS         COMMON     G67743107     2,865      139,300       SH         SOLE              139,300      0        0
PEPSIAMERICAS                 COMMON     71343P200     8,481      399,275       SH         SOLE              399,275      0        0
PFIZER INC                    COMMON     717081103    10,855      403,664       SH         SOLE              403,664      0        0
PLAYBOY ENTERPRISES I         COMMON     728117300     5,436      442,300       SH         SOLE              442,300      0        0
PPG INDS INC COM              COMMON     693506107     1,363       20,000       SH         SOLE               20,000      0        0
PROVIDIAN FINL CORP C         COMMON     74406A102     1,914      116,200       SH         SOLE              116,200      0        0
SAKS INC COM                  COMMON     79377W108     5,189      357,600       SH         SOLE              357,600      0        0
SCHERING PLOUGH CORP          COMMON     806605101     3,875      185,600       SH         SOLE              185,600      0        0
SCHOLASTIC CORP COM           COMMON     807066105     7,285      197,115       SH         SOLE              197,115      0        0
SHERWIN WILLIAMS CO C         COMMON     824348106     1,339       30,000       SH         SOLE               30,000      0        0
SPORTS ENTMT ENTERPRI         COMMON     849178207       189       21,000       SH         SOLE               21,000      0        0
ST PAUL TRAVELERS INC         COMMON     792860108    11,490      309,957       SH         SOLE              309,957      0        0
TIFFANY & CO NEW COM          COMMON     886547108       272        8,500       SH         SOLE                8,500      0        0
TIME WARNER INC               COMMON     887317105    15,722      808,335       SH         SOLE              808,335      0        0
TOYS 'R' US INC               COMMON     892335100     2,179      106,470       SH         SOLE              106,470      0        0
TUPPERWARE CORP COM           COMMON     899896104     3,284      158,500       SH         SOLE              158,500      0        0
UNAPIX ENTMT INC COM          COMMON     904270105         0       21,000       SH         SOLE               21,000      0        0
UNITED PARCEL SVC INC         COMMON     911312106       256        3,000       SH         SOLE                3,000      0        0
VIACOM INC COM NON VT         COMMON     925524308     8,665      238,106       SH         SOLE              238,106      0        0
WALGREEN CO COM               COMMON     931422109     1,151       30,000       SH         SOLE               30,000      0        0
WINN DIXIE STORES INC         COMMON     974280109        95       20,900       SH         SOLE               20,900      0        0
WYETH                         COMMON     983024100       852       20,000       SH         SOLE               20,000      0        0
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TOTAL                                                365,463